Operating leases right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of lease cost	The components of lease cost are as follows:

	Years ended December 31,
	2020	2019
Operating lease cost:
Amortization of right-of-use assets	$3,874	$3,513
Interest	813	973
Total lease cost	$4,687	$4,486

Schedule of maturities of lease liabilities	The maturities of lease liabilities as of December 31, 2020 are as follows:

2021	$4,476
2022	4,291
2023	3,178
2024	2,570
2025	2,034
Thereafter	15,919
Total undiscounted cash flows	32,468
Less: imputed interest	(4,506)
Present value of operating lease liabilities	27,962
Less: current portion	(4,476)
Long term operating lease liabilities	$23,486